[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (95.1%)
(Unless Otherwise Noted)
Auto Components (1.8%)
Apollo Tyres Ltd.		1,875	$13
Balkrishna Industries Ltd.		500,170	6,005
Patheja Forgings & Auto Ltd.	(a)(b)(d)	450,000	@—
Rico Auto Industries Ltd.		5,846,380	10,554
			16,572
Automobiles (2.5%)
Hero Honda Motors Ltd.		1,185	20
Mahindra & Mahindra Ltd.		1,497,000	22,169
			22,189
Chemicals (1.1%)
Gujarat Fluorochemicals Ltd.		803,280	10,016
ICI (India) Ltd.		25,000	190
			10,206
Commercial Banks (12.3%)
HDFC Bank Ltd.		1,424,269	28,698
HDFC Bank Ltd. ADR		135,300	8,260
ICICI Bank Ltd.		878,193	13,378
Punjab National Bank Ltd.	(b)	2,237,658	26,926
State Bank of India Ltd.	(b)	556,016	14,882
UTI Bank Ltd.		2,247,000	18,553
			110,697
Communications Equipment (0.9%)
Geodesic Information Systems Ltd.		2,402,784	7,955
Construction & Engineering (3.3%)
Gammon India Ltd.		1,850,395	14,725
Hindustan Construction Co., Ltd.		6,374,300	14,761
			29,486
Construction Materials (4.9%)
Associated Cement Co., Ltd.		1,185,000	25,634
Gujarat Ambuja Cements Ltd.		3,551,000	9,035
Shree Cement Ltd.		424,370	9,288
			43,957
Electric Utilities (2.0%)
NTPC Ltd.		6,293,000	17,827
Electrical Equipment (16.3%)
ABB Ltd.		690,691	43,953
Bharat Heavy Electricals Ltd.		1,685,664	88,047
Emco Ltd. GDR		379,779	4,739
Jyoti Structures Ltd.	(b)(d)	4,250,000	9,417
			146,156
Energy Equipment & Services (2.0%)
Aban Loyd Chiles Offshore Ltd.		663,735	18,085
Food Products (0.7%)
Bajaj Hindustan Ltd.		925,000	6,528
Gas Utilities (0.6%)
Indraprastha Gas Ltd.		2,091,927	5,350
Hotels, Restaurants & Leisure (2.7%)
Hotel Leela Venture Ltd.		11,436,465	16,672
Inox Leisure Ltd.	(a)	2,339,000	7,680
			24,352
Household Products (4.9%)
Hindustan Lever Ltd.		7,882,945	44,139
Industrial Conglomerates (5.1%)
Siemens India Ltd.		1,980,320	46,292
Information Technology Services (9.7%)
HCL Technologies Ltd.		1,699,295	20,358

Infosys Technologies Ltd.		1,142,100	45,999
SSI Ltd.	(a)(b)(d)	1,476,000	4,828
Wipro Ltd.		1,427,182	16,312
			87,497
Internet Software & Services (0.0%)
A & M Communications	(b)(d)	6,311	61
Media (0.4%)
New Delhi Television Ltd.		833,250	4,000
Metals & Mining (1.4%)
Hindalco Industries Ltd.		3,445,500	12,863
Multiline Retail (1.6%)
Pantaloon Retail India Ltd.	(b)	290,500	13,980
Oil, Gas & Consumable Fuels (1.0%)
Indian Oil Corp., Ltd.		765,000	8,704
Personal Products (1.3%)
Marico Ltd.		997,070	11,327
Pharmaceuticals (5.2%)
Aventis Pharma Ltd.		364,000	12,678
Cipla Ltd.		4,182,275	23,905
Glenmark Pharmaceuticals Ltd.		1,436,872	9,837
			46,420
Road & Rail (1.2%)
Container Corp. of India Ltd.		292,251	10,747
Textiles, Apparel & Luxury Goods (1.4%)
Himatsingka Seide Ltd.		2,515,722	7,225
SRF Ltd.		1,096,000	5,678
			12,903
Thrifts & Mortgage Finance (2.7%)
Housing Development Finance Corp., Ltd.		735,355	24,549
Tobacco (4.7%)
ITC Ltd.		10,343,000	42,273
Wireless Telecommunication Services (3.4%)
Bharti Airtel Ltd.	(a)(b)	2,795,000	30,177
TOTAL COMMON STOCKS (Cost $474,101)			855,292

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (4.8%)
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $43,004 (Cost $42,985)	(c)	$42,985	42,985
TOTAL INVESTMENTS + (99.9%) (Cost $517,086)			898,277
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)			600
NET ASSETS (100%)			$898,877

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2006, the Fund held $100,271,000 of fair valued securities, representing 11.2% of net assets.
(c)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(d)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $517,086,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $381,191,000 of which $398,660,000 related to appreciated securities and $17,469,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	111	$111	10/3/06	INR	5,096	$111	$	@—

INR	— Indian Rupee
USD	— United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006